Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Finished goods	1,447,799	1,917,133	2,742,092
Low-value consumables	2,720	5,108	8,297
	1,450,519	1,922,241	2,750,389

Schedule of amount of inventories recognized as an expense and included in profit or loss

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Carrying amount of inventories sold	6,915,713	6,879,212	4,290,874	9,074,490
(Reversal of write-down)/write-down of inventories	(44,737)	(19,850)	1,932	25,053
Cost of inventories recognized in consolidated statements of profit or loss	6,870,976	6,859,362	4,292,806	9,099,543